Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,668,500
Previously Paid Amount	0.00
Total Fee Amount	368.52
Total Offset Amount	0.00
Net Fee	368.52
Narrative - Max Aggregate Offering Price	$ 2,668,500
Final Prospectus	true